Deposits - Schedule of Deposits (Details) - USD ($)		Jun. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Schedule of Deposits Consist of Non-Refundable Deposit [Line Items]
Total deposit allocation		$ 29,246	$ 29,888	$ 127,664
Land to be purchased at Kuantan Integrated Industrial Park [Member]
Schedule of Deposits Consist of Non-Refundable Deposit [Line Items]
Nature	[1]		Non-refundable
Total deposit allocation	[1]			80,989
Professional service in building Kuantan factory [Member]
Schedule of Deposits Consist of Non-Refundable Deposit [Line Items]
Nature	[1]		Non-refundable
Total deposit allocation	[1]			46,462
Public Relations Consulting Services [Member]
Schedule of Deposits Consist of Non-Refundable Deposit [Line Items]
Nature		Refundable	Refundable
Total deposit allocation		$ 28,486	$ 29,112
Photocopiers Rent for Offices Use [Member]
Schedule of Deposits Consist of Non-Refundable Deposit [Line Items]
Nature		Refundable	Refundable
Total deposit allocation		$ 760	$ 776	$ 213

[1]	Written off during the year due to the termination of Sale and Purchase of Land Agreement